BENEFIT PLAN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Employer contribution	$ 22,500
Defined contribution plan percent	50.00%
Defined contribution plan, employer matching contribution, percent	100.00%
Employer contributions	$ 10,862	$ 8,226
Titan Trucking LLC [Member]
Employer contribution			$ 11,164	$ 10,957
Payments to employees			$ 22,500
Defined benefit plan percentage of match			50.00%
Defined benefit plan vesting percentage			100.00%
Maximum [Member]
Defined contribution plan percent	3.00%
Maximum [Member] | Titan Trucking LLC [Member]
Defined benefit plan percentage of match			3.00%